Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 167,037	$ 303,334	$ 95,068
Digital currencies	199,920	616,352	199
Prepaid expense	73,844	67,736
Total current assets	440,801	987,422	95,267
Other assets:
Property and equipment, net	1,113	1,235
Websites			919
Deposits			1,885
Total other assets	1,113	1,235	2,804
Total Assets	441,914	988,657	98,071
Liabilities and Stockholders' Equity (Deficit):
Accounts payable and accrued expense	30,395	75,997	770,497
Short term loan			45,000
Convertible notes			3,283,034
Derivative liabilities			23,231,938
Derivative liabilities for shortfall of shares			14,915,419
Liquidated Damages Liabilities			3,102,750
Total current liabilities	30,395	75,997	45,348,638
Stockholders' equity (deficit):
Common stock, 975,000,000 shares authorized at 0.001 par value, 363,043,769 and 16,095,929 shares issued and outstanding at December 31, 2017 and 2016, respectively	368,219	363,044	16,097
Treasury stock, at cost, 0 and 216,667 shares at December 31, 2017 and 2016, respectively			(217)
Additional paid in capital	114,661,930	114,667,080	23,785,756
Accumulated deficit	(114,618,680)	(114,117,539)	(69,052,203)
Total stockholders' equity (deficit)	411,519	912,660	(45,250,567)
Total Liabilities and stockholders' equity (deficit)	441,914	988,657	98,071
Series B Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock; 20,000,000 shares authorized at 0.001 par value:		25
Series C-1 Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock; 20,000,000 shares authorized at 0.001 par value:	$ 50	$ 50